Note 20 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	[2]
Statement Line Items [Line Items]
Short term bank deposits (i)	[1]	R$ 6,289.6	R$ 5,992.8
Current bank accounts		5,403.6	4,875.7
Cash		207.5	595.0
Cash and cash equivalents		R$ 11,900.7	R$ 11,463.5	R$ 10,354.5

[1]	The balance refers mostly to Bank Deposit Certificates - CDB, high liquidity, which are readily convertible into known amounts of cash and which are subject to an insignificant risk of change in value.
[2]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).